LEASE	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASE

NOTE 10:- LEASE

The Company`s leases include offices for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

	December 31
	2020	2019

Lease cost:
Fixed cost and variable payments that depend on an index or rate	$21,104	$16,995
Short-term lease cost	1,854	1,031
Total operating lease cost	$22,958	$18,026

	December 31
	2020	2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(19,061)	$(15,376)

Weighted average remaining operating lease term	6.57	7.79
Weighted average discount rate operating lease	4.1%	4.8%

F - 41

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 10:- LEASE (Cont.)

Future minimum lease payments of the operating lease liabilities as of December 31, 2020 were as follows:

Fiscal Years Ending December 31,	Lease Commitments

2021	$23,186
2022	20,461
2023	14,786
2024	11,670
2025	10,315
After 2026	33,227

Total operating lease payments	113,645

Less:
Imputed interest	17,122

Present value of lease liabilities	$96,523

The Company sublease one of its partial real estate offices.

Lease income relating to lease payments of operating leases was $506 and $658 for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company has an additional operating lease commitment of approximately $167,000 for a new offices in Israel, which has not yet commenced. The operating lease commitment will commence on June, 2022, and on June 2023. The initial term of the lease agreement is 10 years commencing on the transfer of possession, and with option to extend the lease for additional periods of up to 15 years, subject to the conditions of the lease agreement.